Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
8.	DEBT
TriplePoint Venture Growth BDC Corporation Loan
 –
In September 2018, the Company entered into a loan and security agreement with TriplePoint Venture Growth BDC Corporation (“TriplePoint”), to provide a term loan of $10.0 million (the “TriplePoint Loan”), subject to certain nonfinancial covenants. The TriplePoint Loan bore interest at a rate of prime plus 5.25% and was scheduled to mature in September 2021. The principal and interest balances of the loan were repaid in November 2020, using in part, proceeds from the Blue Torch Loan (as defined below).
The TriplePoint Loan had an effective interest rate of 13.9% for the year ended December 31, 2020. Interest expense for the year ended December 31, 2020 was $1.1 million.
Paycheck Protection Program Loan
 –
In April 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration under the Coronavirus Aid, Relief, and Economic Security Act, section 7(a)(36) of the Small Business Act (“PPP Loan”) for $10.0 million. The loan was provided by Newtek Small Business Finance, LLC and is evidenced by a promissory note and bore interest at 1% with no payments for the first six months and principal and interest payments thereafter. The loan was scheduled to mature in July 2023 and was subject to partial or full forgiveness if the Company uses all proceeds for eligible purposes, maintains certain employment level, and maintains certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations, and guidance.
The Company used all proceeds from the PPP Loan to maintain payroll and make payments for lease obligations and utilities. For the years ended December 31, 2021 and 2020, the Company recognized interest expense of $0.1 million and $0.1 million, respectively, in the consolidated statement of operations and comprehensive loss. The PPP Loan was repaid in full on the Closing Date.
Convertible Loan
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In October 2020, the Company entered into a convertible unsecured subordinated loan agreement to borrow up to $50.0 million (the “2020 Convertible Loan”) from certain existing investors and executives (the “Lenders”). This agreement was amended in December 2020 to increase the borrowing limit to $70 million, of which $43.5 million was outstanding as of December 31, 2020. The 2020 Convertible Loan had several conversion options, including automatic conversion upon a qualified financing of at least $75.0 million, an optional conversion upon a non-qualified
financing, initial public offering and an optional conversion upon maturity. The 2020 Convertible Loan also carried a mandatory repayment feature upon a change in control. The 2020 Convertible Loan incurred interest at 14% and was originally set to mature in May 2024. The Company elected to measure the 2020 Convertible Loan under the fair value option. Under the fair value option, the convertible loans were measured at fair value in each reporting period until they are settled, with changes in the fair values being recognized in the Company’s consolidated statements of operations as income or expense. Debt issuance costs incurred in connection with the notes were expensed as incurred. As the convertible notes are carried at fair value in their entirety, further consideration of the embedded features in the convertible loan is not required.
2020 Convertible Loan Restructuring
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In February 2021, the Company and its Lenders agreed to an amendment to the 2020 Convertible Loan to specify the treatment of the 2020 Convertible Loan should the Company merge with a SPAC and subsequently become a publicly traded entity. In order to simplify the potential mechanics of a SPAC Transaction in the future, among other reasons, the holders of the 2020 Convertible Loan agreed to specify that immediately prior to the closing of a SPAC Transaction, the 2020 Convertible Loan would be automatically converted into the Company’s common stock at a conversion price equal to 90% of the value of the Company’s stock at such time. The modification of the 2020 Convertible Loan was treated as a debt extinguishment. As the substance of the transaction is a capital contribution from related parties, the resulting gain of $36.8 million was recorded to additional paid-in
capital during the year ended December 31, 2021. The 2020 Convertible Loan was converted to common stock on the Closing Date.
2021 Convertible Loan
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In April 2021, the Company entered into an additional convertible unsecured subordinated loan agreement to borrow up to $75.0 million (the “2021 Convertible Loan”) from new investors, certain existing investors and executives. The 2021 Convertible Loan was senior in right of payment to the 2020 Convertible Loan, but expressly subordinated in right of payment to the Blue Torch Loan. The 2021 Convertible Loan had several conversion options, including an optional conversion upon maturity and automatic conversion upon the closing of a SPAC Transaction. When the SPAC Transaction occurred prior to the maturity date and prior to payment in full of the principal amount, the outstanding principal amount of the 2021 Convertible Loan and all accrued and unpaid interest was automatically converted into fully paid and nonassessable shares of Enjoy’s common stock immediately prior to the closing of the SPAC Transaction at a price per share equal to 80% of the value assigned to each share of Enjoy’s common stock. The 2021 Convertible Loan incurred interest at 8% per annum and was originally set to mature in April 2022. The Company borrowed a total of $75.0 million under the 2021 Convertible Loan agreement which was converted to common stock on the Closing Date.
Blue Torch Loan
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In November 2020, the Company, as borrower, and the Company’s subsidiaries, as guarantors, entered into a first lien term loan agreement with Blue Torch Finance, LLC, as administrative agent and collateral agent, and certain affiliates of Blue Torch Capital LP, as lenders, to borrow a first lien term loan in an aggregate principal amount of $37.0 million, net of $1.2 million in lender fees, collateralized by substantially all of the property and assets (tangible and intangible) of the Company and its subsidiaries and maturing in November 2023. The Blue Torch Loan incurred interest at one of two rates, (the “Reference Rate” or the “LIBOR Rate”), determined at the option of the Company, plus an applicable margin. The Reference Rate is calculated as the greatest of (i) 2.0% per annum, (ii) fluctuating interest rate per annum equal to the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System, as published on the next succeeding business day by the Federal Reserve Bank of New York, plus 0.50% per annum, (iii) the LIBOR Rate plus 1.0% per annum, or (iv) the interest rate last quoted by the Wall Street Journal as the “prime rate” or, if unavailable, the highest per annum interest rate published by the Federal Reserve Board in Federal Reserve Statistical Release H.15 (519) (Selected Interest Rates) as the “bank prime loan” rate. The LIBOR Rate is calculated as the greater of (i) LIBOR rate divided by 100% minus a reserve percentage or (ii) 1.0% per annum. The applicable margin is 9.0% per annum if the Company chooses the Reference Rate and is 10% per annum if the Company chooses the LIBOR Rate. The Blue Torch Loan had an effective interest rate of 14.9% in 2021 and 2020. Interest expense for the years ended December 31, 2021 and 2020 was $4.2 million (excluding loss on extinguishment) and $0.7 million, respectively.
The Blue Torch Loan
could
be prepaid in an amount equal to the outstanding principal and accrued interest plus an applicable premium of (i) if prepaid during the first year after the effective date, a make-whole amount equal to (x) the amount of interest that would otherwise have been payable to the lenders from the payoff date until the twelve month anniversary of the effective date, calculated using the Reference Rate or LIBOR Rate in effect on the payoff date, less (y) the amount of interest the lenders would have received from the payoff date until the twelve month anniversary of the effective date if the lenders had reinvested the prepaid principal amount at the U.S. treasury rate in effect on the payoff date, plus (z) 3.0% of the outstanding principal, (ii) if prepaid during the second year after the effective date, 2.0% of the outstanding principal, (iii) if prepaid during the third year after the effective date, 1.0% of the outstanding principal, and (iv) thereafter, 0%.
In connection with the Merger, the Company repaid the Blue Torch Loan in full on the Closing Date. The Company recognized a $4.0 million loss on extinguishment of debt, which consisted of unamortized debt discount of $3.3 million and a make-whole amount of $0.7 million. The loss on extinguishment of debt is recorded as interest expense on the consolidated statements of operations and comprehensive loss.